Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$121,643,167.97	0.2903178	$103,276,185.11	0.2464825	$18,366,982.86
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$339,943,167.97	0.2902272	$321,576,185.11	0.2745464	$18,366,982.86

Weighted Avg. Coupon (WAC)	4.58%		4.59%
Weighted Avg. Remaining Maturity (WARM)	32.73		31.86
Pool Receivables Balance	$399,077,825.88		$377,028,957.44
Remaining Number of Receivables	42,411		41,079

Adjusted Pool Balance	$389,957,783.04		$368,475,931.74

III. COLLECTIONS

Principal:
Principal Collections	$21,706,981.21
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$451,385.76
Total Principal Collections	$22,158,366.97

Interest:
Interest Collections	$1,524,049.19
Late Fees & Other Charges	$29,909.50
Interest on Repurchase Principal	$-
Total Interest Collections	$1,553,958.69

Collection Account Interest	$2,068.41
Reserve Account Interest	$679.53
Servicer Advances	$-

Total Collections	$23,715,073.60

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$23,715,073.60
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$23,715,073.60
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$332,564.85		$332,564.85	$332,564.85
Collection Account Interest					$2,068.41
Late Fees & Other Charges					$29,909.50
Total due to Servicer					$364,542.76

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$98,328.23		$98,328.23
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$394,852.40		$394,852.40	$394,852.40

Available Funds Remaining:					$22,955,678.44

3. Principal Distribution Amount:					$18,366,982.86

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,366,982.86
Class A-4 Notes				$-
Class A Notes Total:		18,366,982.86		$18,366,982.86
Total Noteholders Principal				$18,366,982.86

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,588,695.58

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,120,042.84
Beginning Period Amount	$9,120,042.84
Current Period Amortization	$567,017.14
Ending Period Required Amount	$8,553,025.70
Ending Period Amount	$8,553,025.70
Next Distribution Date Required Amount	$8,008,257.02

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$50,014,615.07	$46,899,746.63	$46,899,746.63
Overcollateralization as a % of Adjusted Pool		12.83%	12.73%	12.73%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	32
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.79%	40,581	98.45%	$371,194,498.87
30 - 60 Days	1.00%	409	1.27%	$4,781,498.32
61 - 90 Days	0.19%	76	0.24%	$908,122.36
91 + Days	0.03%	13	0.04%	$144,837.89
		41,079		$377,028,957.44
Total
Delinquent Receivables 61 + days past due	0.22%	89	0.28%	$1,052,960.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	95	0.29%	$1,154,861.37
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	87	0.23%	$991,087.77
Three-Month Average Delinquency Ratio	0.21%		0.27%

Repossession in Current Period		33		$401,470.41
Repossession Inventory		47		$345,127.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$341,887.23
Recoveries				$(451,385.76)
Net Charge-offs for Current Period				$(109,498.53)

Beginning Pool Balance for Current Period				$399,077,825.88

Net Loss Ratio				-0.33%
Net Loss Ratio for 1st Preceding Collection Period				0.02%
Net Loss Ratio for 2nd Preceding Collection Period				0.68%
Three-Month Average Net Loss Ratio for Current Period				0.12%

Cumulative Net Losses for All Periods				$7,920,462.88
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

Principal Balance of Extensions				$1,226,186.16
Number of Extensions				97

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